Post balance sheet events	6 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	16. Post balance sheet events In the period between 1 October 2025 and 5 November 2025, there have been no significant post balance sheet events.